Document and Entity Information	Sep. 14, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 14, 2017
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Sep. 14, 2017
Document Effective Date	Nov. 15, 2017
Prospectus Date	Feb. 28, 2017